THE RYDEX DYNAMIC FUNDS
--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT

                                                                   JUNE 30, 2002




                                                                  TITAN 500 FUND
                                                                TEMPEST 500 FUND
                                                               VELOCITY 100 FUND
                                                                VENTURE 100 FUND
                                                      TITAN 500 MASTER PORTFOLIO
                                                    TEMPEST 500 MASTER PORTFOLIO
                                                   VELOCITY 100 MASTER PORTFOLIO
                                                    VENTURE 100 MASTER PORTFOLIO





                                                            [RYDEX LOGO OMITTED]

                                                           SEMI-ANNUAL REPORT  1


    TABLE OF CONTENTS
--------------------------------------------------------------------------------

    LETTER FROM THE CHAIRMAN ...........................................  2

    DYNAMIC FUNDS

          STATEMENTS OF ASSETS AND LIABILITIES .........................  4

          STATEMENTS OF OPERATIONS .....................................  6

          STATEMENTS OF CHANGES IN NET ASSETS ..........................  8

          FINANCIAL HIGHLIGHTS ......................................... 10

    DYNAMIC PORTFOLIOS

          SCHEDULES OF INVESTMENTS ..................................... 18

          STATEMENTS OF ASSETS AND LIABILITIES ......................... 30

          STATEMENTS OF OPERATIONS ..................................... 32

          STATEMENTS OF CHANGES IN NET ASSETS .......................... 34

          FINANCIAL HIGHLIGHTS ......................................... 36

    NOTES TO FINANCIAL STATEMENTS ...................................... 38

2


-------------------------------------------------------------------------------


DEAR SHAREHOLDER:

With all the bad market news during the first half of 2002, it's easy to forget that we were well entrenched in a bear market when the year began. In fact, the market's steady decline started 22 months earlier--in March of 2000.

YEAR IN REVIEW
We began the period still feeling the aftershocks of the September 11 terrorist attacks, but then bad news piled on from unexpected sources. Accounting irregularities involving some of our most prominent companies implicated not only their own officers, but also major accounting firms and Wall Street analysts. Politicians on both sides of the aisle scrambled to arrive at an appropriate response, and regulatory reforms were debated. As the talk continued, WorldCom and Enron became the two biggest bankruptcies in history.

The broad S&P 500[REGISTRATION MARK] Index was down 13.73% for the six-month period ending June 30, 2002. Mid- and small-cap stocks, as represented by the S&P Midcap 400 Index and the Russell 2000, fared somewhat better--down 9.53% and 8.65% respectively for the period. Technology stocks continued to lead the market downward, bringing the Nasdaq 100 Index[REGISTRATION MARK] down 27.63% for the period. Among Rydex funds, the worst performers were Nasdaq-based funds and tech-heavy sectors like technology, telecommunications and electronics.

GOOD NEWS FOR SOME INVESTORS
It was our inverse funds that really shone in this environment. Venture 100, which provides leveraged inverse exposure to the Nasdaq 100, returned 82.2%, making it the number one performing fund in the country for the second quarter, according to Lipper Analytical Services, Inc. All our other inverse funds, including Tempest 500, Arktos and Ursa, showed solid gains. The gold-related holdings of our Precious Metals Fund gave it a total return of 35.73%. Among the other sector funds, Consumer Products, Leisure, Basic Materials and Real Estate had positive returns. An early year rally gave our Large Cap Japan Fund a total return of 8.67%.

                                                          SEMI-ANNUAL REPORT  3


-------------------------------------------------------------------------------


A surprising underpinning of all the bad news is that inflation remains tame, interest rates are at historical lows and economists continue to predict moderate GDP growth. While few analysts are willing at this writing to predict the timing of a stock market turnaround, we continue to believe in the resilience of American financial institutions, and know that market trends are cyclical. While we look forward to more bullish times, we are pleased that Rydex is able to provide innovative offerings to help investors achieve their goals even during the worst of times.

Sincerely,

/s/Albert P. Viragh, Jr.

Albert P. ("Skip") Viragh, Jr.
Chairman of the Board

4


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
-------------------------------------------------------------------------------


                                                                  TITAN 500
                                                                       FUND
                                                                -----------

ASSETS
Investments in Master Portfolio* (Note 3) ....................  $83,340,664
Receivable for Securities Sold (Note 1) ......................    8,192,862
Receivable for Shares Purchased ..............................    6,136,905
Other Assets .................................................           --
                                                               ------------
  TOTAL ASSETS ...............................................   97,670,431
                                                               ------------
LIABILITIES
Payable for Securities Purchased (Note 1) ....................           --
Portfolio Accounting Fee Payable (Note 4) ....................        7,453
Liability for Shares Redeemed ................................   14,297,423
Transfer Agent Fee Payable (Note 4) ..........................       18,633
Distribution and Service Fee Payable (Note 4) ................       25,093
Other Liabilities ............................................       47,675
                                                               ------------
  TOTAL LIABILITIES ..........................................   14,396,277
                                                               ------------
NET ASSETS (NOTE 9) ..........................................  $83,274,154
                                                               ============

H CLASS:
Net Assets ...................................................  $71,801,942
Shares Outstanding ...........................................    7,509,558
Net Asset Value Per Share ....................................        $9.56

C CLASS:
Net Assets ...................................................  $11,472,212
Shares Outstanding ...........................................    1,219,184
Net Asset Value Per Share ....................................        $9.41



* THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $86,446,524, $126,491,298, $173,028,250, AND $97,772,176, RESPECTIVELY.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT  5


                                                                   June 30, 2002
--------------------------------------------------------------------------------


          TEMPEST 500       VELOCITY 100           VENTURE 100
                 FUND               FUND                  FUND
         ------------       ------------          ------------


         $180,174,982       $160,384,548          $212,360,141
           15,532,473         19,599,606            15,616,800
           17,538,862         10,450,874            14,121,732
                   --             11,252                 1,620
         ------------       ------------          ------------
          213,246,317        190,446,280           242,100,293
         ------------       ------------          ------------

            7,410,062                 --                    --
               15,829             12,042                16,828
           25,603,069         30,002,143            29,673,846
               39,573             30,104                42,071
               43,907             36,699                49,136
               13,845                 --                18,075
         ------------       ------------          ------------
           33,126,285         30,080,988            29,799,956
         ------------       ------------          ------------
         $180,120,032       $160,365,292          $212,300,337
         ============       ============          ============


         $177,284,325       $152,239,537          $199,834,678
            2,022,105         11,616,860             2,244,436
               $87.67             $13.11                $89.04


           $2,835,707         $8,125,755           $12,465,659
               32,633            644,065               140,754
               $86.90             $12.62                $88.56

6


STATEMENTS OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------

                                                                  TITAN 500
                                                                       FUND
                                                                -----------
INVESTMENT INCOME
  Total Income ..............................................  $         --
                                                               ------------
EXPENSES
Transfer Agent Fees (Note 4) ................................       161,477
Distribution & Service Fees: (Note 4)
  H Class ...................................................       146,512
  C Class ...................................................        58,728
Audit and Outside Services (Note 1) .........................            --
Accounting Fees (Note 4) ....................................        64,562
Registration Fees (Note 1) ..................................         5,868
Directors' Fees (Note 4) ....................................         4,377
Miscellaneous (Note 1) ......................................       125,044
                                                               ------------
  Total Expenses ............................................       566,568
                                                               ------------
Net Investment Loss .........................................      (566,568)
                                                               ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .....................................   (28,675,977)
                                                               ------------
     Total Net Realized Gain (Loss) .........................   (28,675,977)
                                                               ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities .....................................   (22,406,383)
                                                               ------------
     Net Change in Unrealized Appreciation (Depreciation) ...   (22,406,383)
                                                               ------------
     Net Gain (Loss) on Investments .........................   (51,082,360)
                                                               ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......  $(51,648,928)
                                                               ============

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT  7


                                                     Period Ended June 30, 2002
-------------------------------------------------------------------------------

        TEMPEST 500              VELOCITY 100                VENTURE 100
               FUND                      FUND                       FUND
        -----------             -------------               ------------

        $        --             $          --               $         --
        -----------             -------------               ------------

            210,636                   238,696                    240,040

            206,741                   226,828                    232,316
             15,045                    46,958                     31,792
             63,519                    97,910                     62,410
             84,114                    95,142                     95,922
             98,371                   144,399                    100,518
              3,735                     4,293                      4,251
             10,664                   (46,736)                    34,546
        -----------             -------------               ------------
            692,825                   807,490                    801,795
        -----------             -------------               ------------
           (692,825)                 (807,490)                  (801,795)
        -----------             -------------               ------------



            690,848               (96,709,893)                10,732,018
        -----------             -------------               ------------
            690,848               (96,709,893)                10,732,018
        -----------             -------------               ------------

         42,026,497               (84,019,121)                96,546,297
        -----------             -------------               ------------
         42,026,497               (84,019,121)                96,546,297
        -----------             -------------               ------------
         42,717,345              (180,729,014)               107,278,315
        -----------             -------------               ------------
        $42,024,520             $(181,536,504)              $106,476,520
        ===========             =============               ============

8



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           TITAN 500 FUND
                                                     ---------------------------
                                                           PERIOD           YEAR
                                                            ENDED          ENDED
                                                         JUNE 30,   DECEMBER 31,
                                                            2002*           2001
                                                     ------------  -------------

FROM OPERATIONS
  Net Investment Loss ..........................     $   (566,568) $   (576,034)
  Net Realized Gain (Loss) on Investments ......      (28,675,977)  (56,363,136)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ..............      (22,406,383)   19,300,523
                                                     ------------  ------------
  Net Increase (Decrease) in Net Assets
     from Operations ...........................      (51,648,928)  (37,638,647)
                                                     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income
    H Class ....................................               --            --
    C Class ....................................               --            --
  Net Realized Capital Gains
    H Class ....................................               --            --
    C Class ....................................               --            --
                                                     ------------  ------------
  Total Distributions to Shareholders ..........               --            --
                                                     ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE 8) ..................       29,172,318    78,454,356
                                                     ------------  ------------
  Net Increase (Decrease) in Net Assets ........      (22,476,610)   40,815,709
NET ASSETS--BEGINNING OF PERIOD ................      105,750,764    64,935,055
                                                     ------------  ------------
NET ASSETS--END OF PERIOD ......................     $ 83,274,154  $105,750,764
                                                     ============  ============


* UNAUDITED

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9



--------------------------------------------------------------------------------

         TEMPEST 500 FUND                  VELOCITY 100 FUND                   VENTURE 100 FUND
  ------------------------------    --------------------------------     ----------------------------
         PERIOD             YEAR           PERIOD               YEAR            PERIOD           YEAR
          ENDED            ENDED            ENDED              ENDED             ENDED          ENDED
       JUNE 30,     DECEMBER 31,         JUNE 30,       DECEMBER 31,          JUNE 30,   DECEMBER 31,
          2002*             2001            2002*               2001             2002*           2001
  -------------    -------------    -------------      -------------     -------------   ------------
   $   (692,825)   $   (323,478)    $   (807,490)      $  (1,375,827)     $   (801,795) $   (388,956)
        690,848     (11,842,086)     (96,709,893)       (257,771,397)       10,732,018   (37,661,268)

     42,026,497      11,657,187      (84,019,121)         71,375,419        96,546,297    18,041,668
   ------------    ------------     ------------       -------------      ------------  ------------
     42,024,520        (508,377)    (181,536,504)       (187,771,805)      106,476,520   (20,008,556)
   ------------    ------------     ------------       -------------      ------------  ------------


             --              --               --                  --                --            --
             --              --               --                  --                --            --

             --              --               --                  --                --            --
             --              --               --                  --                --            --
   ------------    ------------     ------------       -------------      ------------  ------------
             --              --               --                  --                --            --
   ------------    ------------     ------------       -------------      ------------  ------------

      8,627,031      94,035,866      129,202,213         270,262,544       (36,218,973)  133,243,530
   ------------    ------------     ------------       -------------      ------------  ------------
     50,651,551      93,527,489      (52,334,291)         82,490,739        70,257,547   113,234,974
    129,468,481      35,940,992      212,699,583         130,208,844       142,042,790    28,807,816
   ------------    ------------     ------------       -------------      ------------  ------------
   $180,120,032    $129,468,481     $160,365,292       $ 212,699,583      $212,300,337  $142,042,790
   ============    ============     ============       =============      ============  ============


10

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------

                                                                 H CLASS
                                            -------------------------------------------------
                                                           TITAN 500 FUND
                                            -------------------------------------------------
                                                 PERIOD               YEAR             PERIOD
                                                  ENDED              ENDED              ENDED
                                               JUNE 30,       DECEMBER 31,       DECEMBER 31,
                                                 2002++               2001              2000*
                                            -----------        -----------        -----------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD            $ 13.22            $ 20.01            $ 25.00
                                               --------           --------           --------
  Net Investment Income (Loss)+ ..............      .05               (.08)               .60
  Net Realized and Unrealized
    Gains (Losses) on Securities .............    (3.71)             (6.71)             (5.58)
                                               --------           --------           --------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operation .................    (3.66)             (6.79)             (4.98)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Net Investment Income .................       --                 --               (.01)
  From Realized Gain on Investments ..........       --                 --                 --
                                               --------           --------           --------
Net Increase (Decrease) in Net Asset Value ...    (3.66)             (6.79)             (4.99)
                                               --------           --------           --------
NET ASSET VALUE--END OF PERIOD ...............  $  9.56            $ 13.22            $ 20.01
                                               ========           ========           ========
TOTAL INVESTMENT RETURN ...................... (27.69)%           (33.93)%           (19.92)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses, including expenses of the
    corresponding Master Portfolio ...........  1.75%**              1.89%            2.21%**
  Net Expenses, including expenses of the
    corresponding Master Portfolio ...........  1.75%**              1.75%            1.75%**
  Net Investment Income (Loss) ...............(0.81)%**            (0.52)%            4.08%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*** .................     897%             1,494%                 --
  Net Assets, End of Period (000's omitted) ..  $71,802            $97,786            $64,745



  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD. ++ UNAUDITED
  * COMMENCEMENT OF OPERATIONS: MAY 19, 2000 -- TITAN 500 FUND H CLASS AND TEMPEST 500 FUND H CLASS.
 **  ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 11



--------------------------------------------------------------------------------


                                  H CLASS
             -----------------------------------------------
                             TEMPEST 500 FUND
             -----------------------------------------------
                  PERIOD                YEAR          PERIOD
                   ENDED               ENDED           ENDED
                JUNE 30,        DECEMBER 31,    DECEMBER 31,
                  2002++                2001           2000*
             ------------       ------------    ------------

                 $ 68.39             $ 56.61         $ 50.00
                --------            --------        --------
                     .29                (.27)            .95

                   18.99               12.05            5.98
                --------            --------        --------

                   19.28               11.78            6.93

                      --                  --            (.32)
                      --                  --              --
                --------            --------        --------
                   19.28               11.78            6.61
                --------            --------        --------
                 $ 87.67             $ 68.39         $ 56.61
                ========            ========        ========
                  28.19%              20.81%          13.92%


                 1.75%**               1.75%         2.59%**

                 1.75%**               1.75%         1.75%**
               (0.80)%**             (0.39)%         2.95%**

                      --                  --              --
                $177,284            $128,237         $35,941

12

--------------------------------------------------------------------------------

                                                        H CLASS
                                       -----------------------------------------
                                                   VELOCITY 100 FUND
                                       -----------------------------------------
                                             PERIOD          YEAR         PERIOD
                                              ENDED         ENDED          ENDED
                                           JUNE 30,  DECEMBER 31,   DECEMBER 31,
                                            2002+++          2001        2000*++
                                       ------------  ------------   ------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....   $ 32.06       $104.70      $ 250.00
                                           --------      --------      --------
  Net Investment Income (Loss)+ .........       .09          (.14)         2.30
  Net Realized and Unrealized
    Gains (Losses) on Securities ........    (19.04)       (72.50)      (147.60)
                                           --------      --------      --------
  Net Increase (Decrease) in Net
    Asset Value Resulting from Operations    (18.95)       (72.64)      (145.30)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Net Investment Income ............        --            --            --
  From Realized Gain on Investments .....        --            --            --
                                           --------      --------      --------
Net Increase (Decrease) in Net Asset Value   (18.95)       (72.64)      (145.30)
                                           --------      --------      --------
NET ASSET VALUE--END OF PERIOD ..........   $ 13.11       $ 32.06      $ 104.70
                                           ========      ========      ========
TOTAL INVESTMENT RETURN .................  (59.11)%      (69.38)%      (58.12)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses, including expenses of
    the corresponding Master Portfolio ..   1.75%**         1.75%       2.16%**
  Net Expenses, including expenses of the
    corresponding Master Portfolio ......   1.75%**         1.75%       1.75%**
  Net Investment Income (Loss) .......... (0.81)%**       (0.81)%       1.89%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*** ............      150%          733%          757%
  Net Assets, End of Period
      (000's omitted) ...................  $152,240      $197,495      $130,126


  +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED DECEMBER 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.
+++  UNAUDITED
  * COMMENCEMENT OF OPERATIONS: MAY 24, 2000 -- VELOCITY 100 FUND H CLASS, AND MAY 23, 2000 -- VENTURE 100 FUND H CLASS.
 **  ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13



--------------------------------------------------------------------------------


                               H CLASS
             ------------------------------------------
                           VENTURE 100 FUND
             ------------------------------------------
                 PERIOD             YEAR         PERIOD
                  ENDED            ENDED          ENDED
               JUNE 30,     DECEMBER 31,   DECEMBER 31,
                2002+++             2001          2000*
             ----------     ------------   ------------


                $ 48.87         $  51.44        $ 50.00
               --------         --------       --------
                    .24             (.29)          1.01

                  39.93            (2.28)           .90
               --------         --------       --------

                  40.17            (2.57)          1.91

                     --               --           (.47)
                     --               --             --
               --------         --------       --------
                  40.17            (2.57)          1.44
               --------         --------       --------
                $ 89.04          $ 48.87        $ 51.44
               ========         ========       ========
                 82.20%          (5.00)%          3.92%


                1.75%**            1.75%        2.41%**

                1.75%**            1.75%        1.75%**
              (0.79)%**          (0.50)%        4.87%**

                     --               --             --
               $199,835         $136,249        $28,808

14

--------------------------------------------------------------------------------

                                                         C CLASS
                                       -----------------------------------------
                                                      TITAN 500 FUND
                                       -----------------------------------------
                                              PERIOD          YEAR       PERIOD
                                               ENDED         ENDED        ENDED
                                            JUNE 30,  DECEMBER 31, DECEMBER 31,
                                              2002++          2001        2000*
                                       -------------  ------------ ------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....   $ 13.08       $ 20.00      $ 21.34
                                            --------      --------     --------
  Net Investment Income (Loss)+ ..........       .09          (.19)         .06
  Net Realized and Unrealized
    Gains (Losses) on Securities .........     (3.76)        (6.73)       (1.40)
                                            --------      --------     --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations ......     (3.67)        (6.92)       (1.34)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Net Investment Income .............        --            --           --
  From Realized Gain on Investments ......        --            --           --
                                            --------      --------     --------
Net Increase (Decrease) in Net Asset Value     (3.67)        (6.92)       (1.34)
                                            --------      --------     --------
NET ASSET VALUE--END OF PERIOD ...........   $  9.41       $ 13.08      $ 20.00
                                            ========      ========     ========
TOTAL INVESTMENT RETURN ..................  (28.06)%      (34.60)%      (6.28)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses, including expenses of the
    corresponding Master Portfolio .......   2.50%**         2.64%      2.50%**
  Net Expenses, including expenses of the
    corresponding Master Portfolio .......   2.50%**         2.50%      2.50%**
  Net Investment Income (Loss) ........... (1.57)%**       (2.08)%      3.10%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*** .............      897%        1,494%           --
  Net Assets, End of Period
    (000's omitted) ......................   $11,472        $7,965         $190

  +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++  UNAUDITED
  * COMMENCEMENT OF OPERATIONS: NOVEMBER 27, 2000 -- TITAN 500 FUND C CLASS AND MARCH 7, 2001 -- TEMPEST 500 FUND C CLASS.
 **  ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15



--------------------------------------------------------------------------------


                           C CLASS
             ---------------------------------
                      TEMPEST 500 FUND
             ---------------------------------
                 PERIOD                 PERIOD
                  ENDED                  ENDED
               JUNE 30,           DECEMBER 31,
                 2002++                  2001*
             ----------           ------------

                $ 67.98                $ 61.02
                -------               -------
                    .55                   (.88)

                  18.37                   7.84
                -------               --------

                  18.92                   6.96

                     --                     --
                     --                     --
                -------               --------
                  18.92                  6.96
                -------               --------
                $ 86.90                $ 67.98
                =======               ========
                 27.83%                 11.41%


                2.50%**                2.50%**

                2.50%**                2.50%**
              (1.51)%**              (1.52)%**

                     --                     --
                 $2,836                 $1,231

16

FINANCIAL HIGHLIGHTS (CONCLUDED)
-------------------------------------------------------------------------------------------------

                                                                   C CLASS
                                           ------------------------------------------------------
                                                             VELOCITY 100 FUND
                                           ------------------------------------------------------
                                                PERIOD                 YEAR                PERIOD
                                                 ENDED                ENDED                 ENDED
                                              JUNE 30,         DECEMBER 31,          DECEMBER 31,
                                               2002+++                 2001               2000*++
                                           -----------         ------------          ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......   $ 31.45              $104.50              $ 160.00
                                              --------             --------              --------
  Net Investment Income (Loss)+ ............       .18                 (.45)                (2.00)
  Net Realized and Unrealized Gains
    (Losses) on Securities .................    (19.01)              (72.60)               (53.50)
                                              --------             --------              --------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations ..............    (18.83)              (73.05)               (55.50)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
  From Net Investment Income ...............        --                   --                    --
  From Realized Gain on Investments ........        --                   --                    --
                                              --------             --------              --------
Net Increase (Decrease) in Net
    Asset Value ............................    (18.83)              (73.05)               (55.50)
                                              --------             --------              --------
NET ASSET VALUE--END OF PERIOD .............   $ 12.62              $ 31.45              $ 104.50
                                              ========             ========              ========
TOTAL INVESTMENT RETURN ....................  (59.87)%             (69.90)%              (34.69)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses, including expenses of the
    corresponding Master Portfolio .........   2.50%**                2.50%               2.50%**
  Net Expenses, including expenses of the
    corresponding Master Portfolio .........   2.50%**                2.50%               2.50%**
  Net Investment Income (Loss) ............. (1.56)%**              (1.58)%            (14.36)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*** ...............      150%                 733%                  757%
  Net Assets, End of Period (000's omitted).    $8,126              $15,205                   $83




  + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED DECEMBER 31, 2000 HAVE BEEN RESTATED
    TO REFLECT A 1:10 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.
+++ UNAUDITED
  * COMMENCEMENT OF OPERATIONS: NOVEMBER 20, 2000 -- VELOCITY 100 FUND C CLASS
    AND MARCH 8, 2001 -- VENTURE 100 FUND C CLASS.
 ** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
    SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 17



--------------------------------------------------------------------------------

                     C CLASS
    ----------------------------------
                VENTURE 100 FUND
    ----------------------------------
         PERIOD                 PERIOD
          ENDED                  ENDED
       JUNE 30,           DECEMBER 31,
        2002+++                  2001*
    -----------            -----------
        $ 48.72               $  57.68
        -------               --------
            .45                   (.69)

          39.39                  (8.27)
        -------               --------

          39.84                  (8.96)

             --                     --
             --                     --
        -------               --------
          39.84                  (8.96)
        -------               --------
        $ 88.56               $  48.72
        =======               ========
         81.77%               (15.53)%


        2.50%**                2.50%**

        2.50%**                2.50%**
      (1.57)%**              (1.42)%**

             --                     --
        $12,466                 $5,794

18


TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2002
--------------------------------------------------------------------------------

                              MARKET
                               VALUE
                   SHARES   (NOTE 1)
----------------------------------------------
COMMON STOCKS  87.7%
Microsoft Corp.* . 46,209 $2,527,633
General Electric . 84,783  2,462,946
Exxon Mobil Corp.  58,372  2,388,582
Wal-Mart Stores,
 Inc. ............ 38,033  2,092,195
Pfizer, Inc. ..... 53,646  1,877,610
Citigroup, Inc. .. 43,902  1,701,202
American
  International
  Group .......... 22,293  1,521,051
Johnson & Johnson  26,175  1,367,905
Coca-Cola Co. .... 21,203  1,187,368
International
  Business
  Machines Corp. . 14,700  1,058,400
Intel Corp. ...... 57,275  1,046,414
ChevronTexaco Corp.11,609  1,027,396
Royal Dutch
 Petroleum ....... 18,125  1,001,769
Procter &
 Gamble Co. ...... 11,060    987,658
Merck & Co., Inc.  19,411    982,973
Bank of America
 Corp. ........... 13,426    944,653
Verizon
  Communications,
  Inc. ........... 23,163    929,994
Cisco Systems,
  Inc.* .......... 62,591    873,144
SBC Communications,
  Inc. ........... 28,604    872,422
Philip Morris Cos.,
  Inc. ........... 18,489    807,600
Abbott
  Laboratories ... 20,400    768,060
Fannie Mae ....... 10,142    747,972
Home Depot, Inc. . 19,996    734,453
Morgan Stanley ... 16,408    706,857
Dell Computer* ... 25,248    659,983
Washington Mutual,
  Inc. ........... 16,725    620,665
Eli Lilly & Co. .. 10,798    609,007
Wyeth ............ 11,797    604,006
FleetBoston
  Financial Corp.  18,452    596,922
Anheuser-Busch
  Cos., Inc. ..... 11,620    581,000
General Motors
  Corp. .......... 10,051    537,226
Target Corp. ..... 13,865    528,256
Household
  International,
  Inc. ........... 10,347    514,246
Oracle Corp.* .... 54,131    512,621
BellSouth Corp. .. 16,028    504,882
Conagra Foods,
  Inc. ........... 18,091    500,216
Schering-Plough
  Corp. .......... 19,335    475,641

                              MARKET
                               VALUE
                   SHARES   (NOTE 1)
----------------------------------------------
Sara Lee Corp. ... 22,635 $  467,186
H.J. Heinz Co. ... 11,217    461,019
Pharmacia Corp. .. 11,963    448,014
State Street Corp.  9,971    445,704
Colgate-Palmolive
  Co. ............  8,899    445,395
Rohm & Haas Co. .. 10,838    438,831
SLM Corp. ........  4,525    438,472
Honeywell
  International,
  Inc. ........... 12,033    423,923
Comerica, Inc. ...  6,724    412,854
PepsiCo., Inc. ...  8,445    407,049
Wells Fargo & Co.   8,112    406,087
Marsh &
  McLennan Cos. ..  3,940    380,604
Fluor Corp. ......  9,746    379,607
Phelps Dodge Corp.* 9,202    379,122
Countrywide Credit  7,848    378,666
ACE, Ltd. ........ 11,962    377,999
Hilton Hotels .... 27,120    376,968
Temple-Inland, Inc. 6,471    374,412
Sigma-Aldrich Corp. 7,435    372,865
Suntrust Banks, Inc.5,486    371,512
BB&T Corp. .......  9,563    369,132
Best Buy Co., Inc.*10,094    366,412
American Electric
  Power ..........  9,154    366,343
Amgen, Inc.* .....  8,732    365,696
Apache Corp. .....  6,353    365,170
Medtronic, Inc. ..  8,467    362,811
Viacom, Inc.--
  Class B* .......  8,143    361,305
Sabre Group
  Holdings* ...... 10,060    360,148
J.C. Penney Holding
  Co., Inc. ...... 16,318    359,322
El Paso Corp. .... 17,401    358,635
Georgia-Pacific
  Corp. .......... 14,458    355,378
Toys R US, Inc.* . 20,323    355,043
Office Depot Inc.* 21,102    354,514
US Bancorp ....... 15,178    354,406
AmSouth Bancorp .. 15,775    353,044
Texas Instruments,
  Inc. ........... 14,876    352,561
Computer Sciences
  Corp.* .........  7,371    352,334
Edison
  International* . 20,714    352,138


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 19

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2002
--------------------------------------------------------------------------------
                              MARKET
                               VALUE
                   SHARES   (NOTE 1)
----------------------------------------------
Delphi Automotive
  Systems ........ 26,230 $  346,236
Progressive Corp. -
  Ohio ...........  5,852    338,538
Burlington
  Resources, Inc.   8,780    333,640
Computer Associates
  International,
  Inc. ........... 20,932    332,609
PG & E Corp.* .... 18,501    330,983
United Technologies 4,866    330,401
Ashland, Inc. ....  8,155    330,277
Fifth Third Bancorp 4,903    326,785
Medimmune, Inc.* . 12,336    325,670
AT&T Corp. ....... 30,191    323,044
Walgreen Co. .....  8,310    321,015
Cooper Tire &
  Rubber Co. ..... 15,544    319,429
Visteon Corp. .... 22,438    318,620
Allied Waste
  Industries,
  Inc.* .......... 31,924    306,470
Gillette Co. .....  8,936    302,662
Solectron Corp.* . 48,535    298,490
MBNA Corp. .......  8,995    297,465
Carnival Corp. ... 10,733    297,197
Supervalu, Inc. .. 12,017    294,777
AOL Time Warner,
  Inc.* .......... 19,791    291,126
Boeing Co. .......  6,223    280,035
Southwest Airlines 17,310    279,730
Duke Energy Corp.   8,933    277,816
Ryder System, Inc. 10,214    276,697
Scientific-Atlanta,
  Inc. ........... 16,805    276,442
Sysco Corp. ...... 10,144    276,120
Broadcom Corp.* .. 15,342    269,099
Automatic Data
  Processing, Inc.  6,087    265,089
International Paper
  Co. ............  5,940    258,865
JP Morgan Chase
  & Co. ..........  7,597    257,690
Applied Materials,
  Inc.* .......... 13,298    252,928
Corning, Inc.* ... 70,102    248,862
R.R. Donnelley &
  Sons Co. .......  9,026    248,666
W.W. Grainger,
  Inc. ...........  4,899    245,440
UnitedHealth
  Group, Inc. ....  2,644    242,058

                              MARKET
                               VALUE
                   SHARES   (NOTE 1)
----------------------------------------------
First Data Corp. .  6,470 $  240,684
Schlumberger, Ltd.  5,155    239,707
UST, Inc. ........  6,990    237,660
Praxair, Inc. ....  4,111    234,204
Ford Motor Co. ... 14,527    232,432
Omnicom Group, Inc. 5,073    232,343
Genzyme Corp. -
  General Division*12,041    231,669
Wachovia Corp. ...  5,983    228,431
Forest Laboratories,
  Inc.* ..........  3,162    223,870
Johnson Controls,
  Inc. ...........  2,648    216,103
CMS Energy Corp. . 19,474    213,825
Costco Wholesale
  Corp.* .........  5,517    213,067
McDermott
  International,
  Inc.* .......... 25,857    209,442
TJX Cos., Inc. ... 10,654    208,925
Marshall & Ilsley
  Corp. ..........  6,722    207,911
National City Corp. 6,102    202,892
Bank One Corp. ...  5,245    201,828
The Bear Stearns
  Cos., Inc. .....  3,246    198,655
Jefferson-Pilot
  Corp. ..........  4,058    190,726
Waste Management,
  Inc. ...........  7,293    189,983
Hewlett-Packard
  Co. ............ 12,406    189,564
Chiron Corp.* ....  5,349    189,087
Apollo Group,
  Inc.* ..........  4,688    184,801
Baxter
  International,
  Inc. ...........  4,094    181,978
DTE Energy Co. ...  4,012    179,096
Cummins Engine,
  Inc. ...........  5,329    176,390
Illinois Tool
  Works, Inc. ....  2,538    173,345
FedEx Corp. ......  3,161    168,797
King
  Pharmaceuticals,
  Inc.* ..........  7,518    167,276
Plum Creek Timber
  Co., Inc. ......  5,326    163,508
Pitney Bowes, Inc.  4,096    162,693
Devon Energy Corp.  3,263    160,801
Safeco Corp. .....  5,198    160,566
Conseco, Inc.* ... 78,436    156,872
Knight Ridder
  Newspaper, Inc.   2,471    155,549
Norfolk Southern
  Corp. ..........  6,591    154,098

* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

20

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2002
--------------------------------------------------------------------------------

                              MARKET
                               VALUE
                   SHARES   (NOTE 1)
-------------------------------------------
Allergan, Inc. ...  2,291 $  152,924
Harley-Davidson,
  Inc. ...........  2,917    149,555
Tenet Healthcare
  Corp.* .........  2,090    149,540
First Tennessee
  National Corp. .  3,881    148,642
CSX Corp. ........  4,068    142,583
Veritas Software
  Corp.* .........  7,069    139,896
American Express
  Co. ............  3,849    139,796
The Walt Disney Co. 7,314    138,235
Bristol-Myers
  Squibb Co. .....  5,365    137,881
Hartford Financial
  Services Group,
  Inc. ...........  2,292    136,305
AT&T Wireless
  Services, Inc.*  23,062    134,913
Xerox Corp.* ..... 18,778    130,883
The Goodyear Tire &
  Rubber Co. .....  6,960    130,222
Marriott
  International,
  Inc. ...........  3,407    129,636
Healthsouth Corp.* 10,080    128,923
Union Pacific Corp. 2,001    126,623
Alltel Corp. .....  2,653    124,691
Immunex Corp.* ...  5,552    124,032
JDS Uniphase Corp.*46,443    124,003
Kimberly-Clark
  Corp. ..........  1,997    123,814
May Department
  Stores Co. .....  3,723    122,598
Winn-Dixie Stores,
  Inc. ...........  7,793    121,493
UnumProvident Corp. 4,580    116,561
Xilinx, Inc.* ....  5,165    115,851
3M Co. ...........    931    114,513
Limited Brands ...  5,355    114,062
Paychex, Inc. ....  3,604    112,769
ADC
  Telecommunications,
  Inc.* .......... 47,515    108,809
The Gap, Inc. ....  7,567    107,451
Burlington Northern
  Santa Fe Corp. .  3,516    105,480
Darden Restaurants,
  Inc. ...........  4,065    100,406
Gateway, Inc.* ... 22,294     98,985
Masco Corp. ......  3,643     98,762
Kohls Corp.* .....  1,378     96,570
Torchmark Corp. ..  2,476     94,583

                              MARKET
                               VALUE
                   SHARES   (NOTE 1)
----------------------------------------------
Nike, Inc.--Class B 1,744  $  93,566
McDonald's Corp. .  3,123     88,849
Cardinal Health,
  Inc. ...........  1,421     87,264
Analog Devices,
  Inc.* ..........  2,835     84,200
Electronic Data
  Systems Corp. ..  2,244     83,365
Sprint Corp. -
  FON Group ......  7,573     80,350
Stanley Works ....  1,942     79,641
Convergys Corp.* .  4,041     78,719
Maxim Integrated
  Products* ......  2,023     77,542
Caterpillar, Inc.   1,536     75,187
Textron, Inc. ....  1,562     73,258
Marathon Oil Corp.  2,653     71,949
Advanced Micro
  Devices, Inc.* .  7,356     71,500
E.I.Du Pont de
  Nemours & Co. ..  1,521     67,532
Bemis Co. ........  1,404     66,690
Nortel Networks
  Corp.* ......... 45,915     66,577
St Jude Medical,
  Inc.* ..........    867     64,028
Peoplesoft, Inc.*   4,262     63,419
Alberto-Culver Co.  1,308     62,522
Albertson's, Inc.   1,992     60,676
Equity Office
  Properties Trust  2,005     60,351
Brown Forman
  Corp. - B ......    849     58,581
Fiserv, Inc.* ....  1,589     58,332
Freddie Mac ......    929     56,855
Cigna Corp. ......    581     56,601
Bed Bath & Beyond,
  Inc.* ..........  1,498     56,535
Tiffany & Co. ....  1,512     53,222
Campbell Soup Co.   1,787     49,428
Ball Corp. .......  1,183     49,071
John Hancock
  Financial
  Services, Inc. .  1,391     48,963
Reliant Energy,
  Inc. ...........  2,829     47,810
Sun Microsystems,
  Inc.* ..........  9,098     45,581
Altera Corp.* ....  3,266     44,418


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2002
--------------------------------------------------------------------------------
                              MARKET
                               VALUE
                   SHARES   (NOTE 1)
----------------------------------------------
Anardarko Petroleum
  Corp. ..........    848  $  41,806
Qwest
  Communications
  International* . 14,207     39,780
Wellpoint Health
  Networks* ......    510     39,683
Hasbro, Inc. .....  2,818     38,212
Sprint PCS Group*   8,437     37,713
Network Appliance,
  Inc.* ..........  3,024     37,619
CenturyTel, Inc. .  1,204     35,518
Palm, Inc.* ...... 17,231     30,327
McKesson Corp. ...    808     26,422
Aetna, Inc. ......    520     24,944
Becton Dickinson
  & Co. ..........    711     24,494
Federated
  Department
  Stores* ........    595     23,622
Nextel
  Communications,
  Inc.* ..........  6,812     21,867
Tyco International,
  Ltd. ...........  1,562     21,103
Constellation
  Energy
  Group, Inc. ....    702     20,597
Citizens
  Communications
  Co.* ...........  2,390     19,980
Paccar, Inc. .....    406     18,022
TMP Worldwide, Inc.*  785     16,878
Kinder Morgan, Inc.   422     16,044
Qualcomm, Inc.* ..    522     14,350
JM Smucker Co. ...    314     10,717
Tupperware Corp. .    474      9,854
TXU Corp. ........    186      9,588
Lehman Brothers
  Holdings, Inc. .    130      8,128
Novellus Systems,
  Inc.* ..........    224      7,616
Interpublic Group of
  Companies, Inc.     305      7,552
AmerisourceBergen
  Corp. ..........     69      5,244
Motorola, Inc. ...    226      3,259
                          ----------
TOTAL COMMON STOCKS
  (Cost $75,422,050)      77,046,869
                          ----------



                                        MARKET
                                         VALUE
                       CONTRACTS      (NOTE 1)
----------------------------------------------
OPTIONS PURCHASED  3.3%
Call Options on:
September 2002 S&P 500
  Futures Contracts, Expiring
  September 2002, with
  strike price of 650 ...     34  $  2,884,050
Put Options on:
July 2002 S&P 500 Futures
  Contracts, Expiring July
  2002, with strike price
  of 600 ...............     825            --
                                  ------------
TOTAL OPTIONS PURCHASED
  (Cost $3,024,686) ....             2,884,050
                                  ------------
                            FACE
                          AMOUNT
                         -------
REPURCHASE AGREEMENTS  9.0%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 5):
  1.86% due 07/01/02   $  60,238        60,238
  1.83% due 07/01/02   2,312,972     2,312,972
  1.85% due 07/01/02   5,551,132     5,551,132
                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,924,342)                  7,924,342
                                  ------------
TOTAL INVESTMENTS 100%
  (Cost $86,371,078)              $ 87,855,261
                                  ============


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

22



TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2002
--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                            LOSS
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2002 S&P 500 Futures Contracts
  (Aggregate Market Value of Contracts $78,194,200) ....    316      $ (461,479)
                                                                     ==========
                                                          UNITS
                                                        -------
EQUITY INDEX SWAP AGREEMENTS
August 2002 S&P 500 Index Swap, Maturing 08/30/02**
  (Notional Market Value $1,920,532) .................... 1,787        (151,925)
July 2002 S&P 500 Index Swap, Maturing 07/25/02**
  (Notional Market Value $1,058,116) .................... 1,066          (2,907)
                                                                     ----------
(TOTAL NOTIONAL MARKET VALUE $2,978,648) ................            $ (154,832)
                                                                     ==========



** PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT 23

TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                               June 30, 2002
-------------------------------------------------------------------------------
                                                                         MARKET
                                                          FACE            VALUE
                                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  69.4%
Fannie Mae
   1.90% due 07/01/02 ............................$125,000,000     $125,000,000
                                                                   ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $125,000,000) .............................                 125,000,000
                                                                   ------------
                                                     CONTRACTS
                                                     ---------
OPTIONS PURCHASED  9.2%
Put Options on:
September 2002 S&P 500 Futures Contracts,
  Expiring September 2002 with strike price of 1450 .      145       16,675,000
Call Options on:
July 2002 S&P 500 Futures Contracts,
  Expiring July 2002 with strike price of 1350 ....      1,320               --
September 2002 S&P 500 Futures Contracts,
  Expiring September 2002 with strike price of 1500 .      320               --
                                                                   ------------
TOTAL OPTIONS PURCHASED
  (Cost $16,707,818)                                                 16,675,000
                                                                   ------------

                                                         FACE
                                                       AMOUNT
                                                    ---------
REPURCHASE AGREEMENTS  21.4%
  Repurchase Agreements Collateralized by
   U.S. Treasury Obligations (Note 5):
   1.86% due 07/01/02 .......................      $   142,563          142,563
   1.83% due 07/01/02 .......................       11,276,735       11,276,735
   1.85% due 07/01/02 .......................       27,064,165       27,064,165
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $38,483,463) ........................                        38,483,463
                                                                   ------------
TOTAL INVESTMENTS 100%
  (Cost $180,191,281) .......................                      $180,158,463
                                                                   ============
================================================================================
                                                                     UNREALIZED
                                                                          GAIN
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2002 S&P 500 Futures Contracts
  (Aggregate Market Value of Contracts $320,695,200) ....1,296       $3,905,754
                                                                     ==========

See Notes to Financial Statements.

24


TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2002
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                         UNITS         (NOTE 1)
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
September 2002 S&P 500 Index Swap, Maturing 09/05/02**
  (Notional Market Value $2,131,662) ..................  2,048       $  104,182
July 2002 S&P 500 Index Swap, Maturing 07/26/02**
  (Notional Market Value $946,079) ....................    969          (13,532)
                                                                     ----------
(TOTAL NOTIONAL MARKET VALUE $3,077,741) ..............              $   90,650
                                                                     ==========



** PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)June 30, 2002
--------------------------------------------------------------------------------

                                 MARKET
                                  VALUE
                     SHARES    (NOTE 1)
----------------------------------------------
COMMON STOCKS  42.7%
Microsoft Corp.* .  212,913 $11,646,341
Intel Corp.         271,213   4,955,062
Cisco Systems,
  Inc.* ..........  300,628   4,193,761
Qualcomm, Inc.* ..  104,891   2,883,454
Dell Computer* ...  110,249   2,881,909
Oracle Corp.* ....  269,695   2,554,012
Amgen, Inc.* .....   55,858   2,339,333
Maxim Integrated
  Products* ......   53,154   2,037,393
Concord EFS, Inc.*   63,002   1,898,880
Immunex Corp.* ...   84,848   1,895,504
Applied Materials,
  Inc.* ..........   96,449   1,834,460
Bed Bath &
  Beyond, Inc.* ..   44,576   1,682,298
Linear Technology
  Corp. ..........   48,979   1,539,410
Starbucks Corp.* .   60,886   1,513,017
Intuit, Inc.* ....   30,039   1,493,539
eBay, Inc.* ......   23,061   1,421,019
Paychex, Inc. ....   40,927   1,280,606
Comcast Corp.* ...   51,620   1,230,621
Cintas Corp.         23,200   1,146,776
Kla - Tencor
  Corp.* .........   25,852   1,137,229
Xilinx, Inc.* ....   50,451   1,131,616
Biomet, Inc. .....   41,606   1,128,355
Chiron Corp.* ....   30,596   1,081,569
Costco Wholesale
  Corp.* .........   27,254   1,052,549
USA Networks,
  Inc.* ..........   44,791   1,050,349
Electronic Arts, .
  Inc.* ..........   15,423   1,018,689
Apple Computer,
  Inc.* ..........   56,024     992,745
Fiserv, Inc.* ....   26,825     984,746
Siebel Systems,
  Inc.* ..........   67,412     958,599
Veritas Software
  Corp.* .........   46,650     923,204
Gilead Sciences,
  Inc.* ..........   26,811     881,546
Biogen, Inc.* ....   21,113     874,712
Altera Corp.* ....   62,590     851,224
Medimmune, Inc.* .   31,404     829,066
Sun Microsystems,
  Inc.* ..........  163,323     818,248
Adobe Systems,
  Inc. ...........   26,893     766,451
Apollo Group,
  Inc.* ..........   18,579     732,384
Peoplesoft, Inc.*    47,755     710,594
Staples, Inc.* ...   35,282     695,055
Paccar, Inc. .....   15,414     684,227

                                 MARKET
                                  VALUE
                     SHARES    (NOTE 1)
----------------------------------------------
Symantec Corp.* ..   20,606   $ 676,907
Idec Pharmaceuticals
  Corp.*             18,618     660,008
Genzyme Corp. -
  General Division*  29,756     572,505
Novellus Systems,
  Inc.* ..........   16,783     570,622
CDW Computer
  Centers, Inc.* .   11,773     551,094
Echostar
  Communications
  Corp.* .........   28,182     523,058
PanAmSat Corp.* ..   23,121     522,535
Microchip
  Technology,
  Inc.* ..........   18,873     517,686
Dollar Tree
  Stores, Inc.* ..   12,700     500,507
Network
  Appliance,
  Inc.* ..........   39,035     485,595
Yahoo, Inc.* .....   31,435     463,981
Flextronics
  International,
  Ltd.* ..........   63,787     454,801
Amazon.com, Inc.*    27,175     441,594
Millennium
  Pharmaceuticals*   36,040     437,886
Express Scripts,
  Inc.* ..........    8,459     423,880
Smurfit-Stone
  Container Corp.*   27,451     423,294
QLogic Corp.* ....   10,823     412,356
BEA Systems, Inc.*   41,739     396,938
Brocade
  Communications
  System* ........   22,659     396,079
Sanmina Corp.* ...   61,755     389,674
Molex, Inc. ......   11,102     372,250
Synopsys, Inc.* ..    6,737     369,255
Check Point
  Software
  Technologies* ..   26,163     354,770
JDS Uniphase
  Corp.* .........  130,248     347,762
Nextel
  Communications,
  Inc.* ..........  107,043     343,608
Broadcom Corp.* ..   18,902     331,541
Nvidia Corp.* ....   17,321     297,575
TMP Worldwide,
  Inc.* ..........   12,914     277,651
Cephalon, Inc.* ..    6,047     273,324
Gemstar-TV Guide
  International,
  Inc.* ..........   49,625     267,479


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

26


VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2002
--------------------------------------------------------------------------------

                                 MARKET
                                  VALUE
                     SHARES    (NOTE 1)
---------------------------------------
ADC Telecommunications,
  Inc.* ..........  112,287  $  257,137
Atmel Corp.* .....   40,038     250,638
Mercury Interactive
  Corp.* .........    9,987     229,302
Integrated Device
  Technology, Inc.*  12,626     229,036
Invitrogen Corp.*     6,662     213,251
Andrx Corp.* .....    7,769     209,530
Comverse
  Technology, Inc.*  22,179     205,378
Rational Software
  Corp.* .........   23,622     193,937
PMC - Sierra, Inc.*  20,819     192,992
Human Genome
  Sciences, Inc.*    14,355     192,357
Applied Micro
  Circuits Corp.*    40,220     190,241
CIENA Corp.* .....   44,654     187,100
VeriSign, Inc.* ..   25,943     186,530
Tellabs, Inc.* ...   26,737     165,769
RF Micro Devices,
  Inc.* ..........   21,234     161,803
Charter
  Communications--
  Class A* .......   39,529     161,278
Compuware Corp.* .   26,224     159,180
Ericsson Sp ADR* .  109,353     157,468
Citrix Systems,
  Inc.* ..........   25,106     151,640
Protein Design
  Labs, Inc.* ....   12,809     139,106
Juniper Networks,
  Inc.* ..........   24,346     137,555
Cytyc Corp.* .....   15,150     115,443
ICOS Corp.* ......    6,702     113,666
Sepracor, Inc.* ..   10,915     104,238
ImClone System* ..   11,744     102,114
Abgenix, Inc.* ...    9,410      93,065
Vitesse
  Semiconductor
  Corp.* .........   24,402      75,890
i2 Technologies,
  Inc.* ..........   50,634      74,938
Skyworks Solutions,
  Inc. ...........   10,972      60,898
Conexant Systems,
  Inc.* ..........   31,261      50,643
Worldcom, Inc.* ..  119,713      10,774
                             ----------
TOTAL COMMON STOCKS
  (Cost $96,387,110)         87,559,664
                             ----------

                                                 MARKET
                               FACE               VALUE
                             AMOUNT            (NOTE 1)
-------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  40.9%
Fannie Mae
  1.70% due 07/01/02    $ 1,000,000        $  1,000,000
Federal Farm Credit
  1.69% due 07/02/02     20,000,000          19,999,061
  1.66% due 07/01/02     63,000,000          63,000,000
                                           ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $83,999,061)                         83,999,061
                                           ------------
REPURCHASE AGREEMENTS  16.4%
Repurchase Agreements
  Collateralized by U.S.
  Treasury Obligations
  (Note 5):
  1.86% due 07/01/02      1,139,925           1,139,925
  1.83% due 07/01/02      9,562,173           9,562,173
  1.85% due 07/01/02     22,949,216          22,949,216
                                           ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $33,651,314)                         33,651,314
                                           ------------
TOTAL INVESTMENTS 100%
  (Cost $214,037,485)                      $205,210,039
                                           ============


* NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2002
--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                     CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2002 Nasdaq 100 Futures Contracts
  (Aggregate Market Value of Contracts $40,406,500) ...    383      $   551,670
                                                                    ===========
                                                         UNITS
                                                       -------
EQUITY INDEX SWAP AGREEMENTS
August 2002 Nasdaq 100 Index Swap, Maturity 08/24/02**
  (Notional Market Value $105,258,652) ................100,906       (8,564,365)
July 2002 Nasdaq 100 Index Swap, Maturing 07/23/02**
  (Notional Market Value $132,393,948) ................ 21,956        1,209,502
                                                                    -----------
(TOTAL NOTIONAL MARKET VALUE $237,652,600) ............             $(7,354,863)
                                                                    ===========



** PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

28


VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2002
--------------------------------------------------------------------------------

                                                                          MARKET
                                                          FACE             VALUE
                                                        AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  78.1%
Fannie Mae
   1.70% due 07/01/02 ............................ $ 3,000,000     $  3,000,000
   1.90% due 07/01/02 ............................  75,000,000       75,000,000
Federal Farm Credit
   1.69% due 07/02/02 ............................  30,000,000       29,998,592
   1.66% due 07/01/02 ............................  70,000,000       70,000,000
                                                                   ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $177,998,592)                                               177,998,592
                                                                   ------------
                                                     CONTRACTS
                                                     ---------
OPTIONS PURCHASED  0.0%
Call Options on:
July 2002 Nasdaq 100 Futures Contracts,
  Expiring July 2002, with strike price of 1600 ..         300            6,000
July 2002 Nasdaq 100 Futures Contracts,
  Expiring July 2002, with strike price of 1750 ..         200            2,000
                                                                   ------------
TOTAL OPTIONS PURCHASED
  (Cost $22,000) .................................                        8,000
                                                                   ------------
                                                          FACE
                                                        AMOUNT
                                                     ---------
REPURCHASE AGREEMENTS  21.9%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
   1.86% due 07/01/02 ............................ $ 3,193,785        3,193,785
   1.83% due 07/01/02 ............................  13,774,675       13,774,675
   1.85% due 07/01/02 ............................  33,059,220       33,059,220
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $50,027,680) .............................                   50,027,680
                                                                   ------------
TOTAL INVESTMENTS 100%
  (Cost $228,048,272) ............................                 $228,034,272
                                                                   ============




See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29

VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2002
--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                            LOSS
                                                      CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2002 Nasdaq 100 Futures Contracts
  (Aggregate Market Value of Contracts $26,164,000) ...     248      $ (589,608)

                                                          UNITS
                                                         ------
EQUITY INDEX SWAP AGREEMENTS
September 2002 Nasdaq 100 Index Swap, Maturing 09/05/02*
  (Notional Market Value $231,187,636) ................ 225,362      (5,713,917)
August 2002 Nasdaq 100 Index Swap, Maturing 08/23/02*
  (Notional Market Value $162,759,753) ................ 157,342      (2,615,537)
                                                                   ------------
(TOTAL NOTIONAL MARKET VALUE $393,947,389) ............            $ (8,329,454)
                                                                   ============

* PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

30


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      TITAN 500
                                                                         MASTER
                                                                      PORTFOLIO
                                                                   ------------
ASSETS
Securities at Value* (Note 1 & 2) ..............................    $87,855,261
Receivable for Futures Contracts Settlement (Note 1) ...........             --
Receivable for Equity Index Swap Settlement (Note 1) ...........             --
Investment Income Receivable (Note 1) ..........................        101,047
Cash in Custodian Bank .........................................             --
Segregated Cash with Broker ....................................      4,794,254
Receivable for Shares Purchased ................................             --
                                                                   ------------
  TOTAL ASSETS .................................................     92,750,562
                                                                   ------------
LIABILITIES
Investment Advisory Fee Payable (Note 4) .......................         67,159
Payable for Securities Purchased (Note 1) ......................        850,298
Payable for Equity Index Swap Settlement (Note 1) ..............        154,832
Payable for Futures Contracts Settlement (Note 1) ..............        141,370
Liability for Shares Redeemed ..................................      8,192,863
Cash Payable to Custodian Bank .................................            336
Custody Fees Payable ...........................................          3,040
                                                                   ------------
  TOTAL LIABILITIES ............................................      9,409,898
                                                                   ------------
NET ASSETS (NOTE 9) ............................................    $83,340,664
                                                                   ============
Shares Outstanding .............................................      3,490,595
Net Asset Value Per Share ......................................         $23.88




* THE COST OF SECURITIES AT VALUE IS $86,371,078, $180,191,281, $214,037,485,
  AND $228,048,272, RESPECTIVELY.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31


                                                                   June 30, 2002
--------------------------------------------------------------------------------


        TEMPEST 500       VELOCITY 100      VENTURE 100
             MASTER             MASTER           MASTER
          PORTFOLIO          PORTFOLIO        PORTFOLIO
       ------------       ------------     ------------
       $180,158,463       $205,210,039     $228,034,272
            834,720                 --          120,480
             90,650                 --               --
              5,914              5,815            6,282
          7,406,531              9,222               --
          7,359,850          5,552,364        5,519,574
                 --                 --        2,782,449
       ------------       ------------     ------------
        195,856,128        210,777,440      236,463,057
       ------------       ------------     ------------

            142,537            108,439          151,544
                 --                 --               --
                 --         30,507,676        8,329,454
                 --            172,482               --
         15,532,473         19,599,605       15,616,800
                 --                 --               --
              6,136              4,690            5,118
       ------------       ------------     ------------
         15,681,146         50,392,892       24,102,916
       ------------       ------------     ------------
       $180,174,982       $160,384,548     $212,360,141
       ============       ============     ============
          2,316,846         25,293,248        2,433,044
             $77.77              $6.34           $87.28

32



STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  TITAN 500
                                                                     MASTER
                                                                  PORTFOLIO
                                                                -----------


INVESTMENT INCOME
  Interest (Note 1) .........................................   $   155,564
  Interest from Securities Lending (Note 10) ................           100
  Dividends, Net of Foreign Tax Withheld* (Note 1) ..........       748,847
  Other Income ..............................................           664
                                                                -----------
     Total Income ...........................................       905,175
                                                                -----------
EXPENSES
  Advisory Fees (Note 4) ....................................       581,177
  Custodian Fees ............................................        26,047
                                                                -----------
     Total Expenses .........................................       607,224
                                                                -----------
  Net Investment Income (Loss) ..............................       297,951
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .....................................   (14,719,364)
  Equity Index Swaps ........................................      (181,120)
  Futures Contract ..........................................   (26,858,143)
                                                               ------------
     Total Net Realized Gain (Loss) .........................   (41,758,627)
                                                               ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities .....................................    (7,546,505)
  Equity Index Swaps ........................................      (283,476)
  Futures Contracts .........................................    (1,791,700)
                                                               ------------
     Net Change in Unrealized Appreciation (Depreciation) ...    (9,621,681)
                                                               ------------
     Net Gain (Loss) on Investments .........................   (51,380,308)
                                                               ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......  $(51,082,357)
                                                               ============




* NET OF FOREIGN TAX WITHHELD OF $5,130, $0, $0, AND $0, RESPECTIVELY.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33


                                                      Period Ended June 30, 2002
--------------------------------------------------------------------------------

      TEMPEST 500                VELOCITY 100             VENTURE 100
           MASTER                      MASTER                  MASTER
        PORTFOLIO                   PORTFOLIO               PORTFOLIO
      -----------               -------------            ------------

      $ 1,347,442               $     591,933            $  1,598,861
               --                         281                      --
               --                      42,952                      --
               --                          --                      --
      -----------               -------------            ------------
        1,347,442                     635,166               1,598,861
      -----------               -------------            ------------

          757,532                     859,472                 864,798
           33,668                      38,477                  38,435
      -----------               -------------            ------------
          791,200                     897,949                 903,233
      -----------               -------------            ------------
          556,242                    (262,783)                695,628
      -----------               -------------            ------------


        4,908,144                 (27,619,330)                (90,350)
       (1,266,594)                (82,501,702)            107,160,288
       30,920,224                 (29,883,778)              7,697,176
      -----------               -------------            ------------
       34,561,774                (140,004,810)            114,767,114
      -----------               -------------            ------------

          (62,933)                (31,980,087)                 (1,560)
        1,720,057                  (9,136,557)             (6,956,201)
        5,942,206                     655,242              (1,226,664)
      -----------               -------------            ------------
        7,599,330                 (40,461,402)             (8,184,425)
      -----------               -------------            ------------
       42,161,104                (180,466,212)            106,582,689
      -----------               -------------            ------------
      $42,717,346               $(180,728,995)           $107,278,317
      ===========               =============            ============

34



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   TITAN 500 MASTER PORTFOLIO
                                              ----------------------------------
                                                      PERIOD               YEAR
                                                       ENDED              ENDED
                                                    JUNE 30,       DECEMBER 31,
                                                       2002*             2001**
                                              --------------     --------------

FROM OPERATIONS
  Net Investment Income (Loss) ............   $      297,951     $    1,442,841
  Net Realized Gain (Loss) on Investments .      (41,758,627)       (53,676,272)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .........       (9,621,681)        15,221,716
                                              --------------     --------------
  Net Increase (Decrease) in Net Assets
    from Operations .......................      (51,082,357)       (37,011,715)
                                              --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
  Net Investment Income ...................               --            (50,899)
  Return of Capital .......................               --           (935,612)
                                              --------------     --------------
Total Distributions to Shareholders .......               --           (986,511)
                                              --------------     --------------
SHARE TRANSACTIONS
  Net Proceeds from Shares Purchased ......    1,552,981,475      2,908,702,831
  Net Value ofShares Purchased through
    Dividend Reinvestment                                 --            986,511
Net Cost of Shares Redeemed ...............   (1,524,012,656)    (2,766,236,914)
                                              --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS ......................       28,968,819        143,452,428
                                              --------------     --------------
  Net Increase (Decrease) in Net Assets ...      (22,113,538)       105,454,202
NET ASSETS--BEGINNING OF PERIOD ...........      105,454,202                 --
                                              --------------     --------------
NET ASSETS--END OF PERIOD .................   $   83,340,664     $  105,454,202
                                              ==============     ==============

TRANSACTIONS IN SHARES
  Shares Purchased ........................       51,004,305         76,498,420
  Shares Purchased through Reinvestment ...               --             22,802
                                              --------------    ---------------
  Total Purchased .........................       51,004,305         76,521,222
  Shares Redeemed .........................      (50,718,031)       (73,316,901)
                                              --------------    ---------------
  Net Shares Purchased (Redeemed) .........          286,274          3,204,321
                                              ==============    ===============



 * UNAUDITED.
** COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001--TITAN 500 MASTER PORTFOLIO,
   TEMPEST 500 MASTER PORTFOLIO, VELOCITY 100 MASTER PORTFOLIO, VENTURE 100 MASTER PORTFOLIO.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35

-------------------------------------------------------------------------------------------------------------------------------


     TEMPEST 500 MASTER PORTFOLIO                VELOCITY 100 MASTER PORTFOLIO                   VENTURE 100 MASTER PORTFOLIO
  -----------------------------------       ----------------------------------------          ---------------------------------
         PERIOD                  YEAR                PERIOD                     YEAR                PERIOD                 YEAR
          ENDED                 ENDED                 ENDED                    ENDED                 ENDED                ENDED
       JUNE 30,          DECEMBER 31,              JUNE 30,             DECEMBER 31,              JUNE 30,         DECEMBER 31,
          2002*                2001**                 2002*                   2001**                 2002*               2001**
  -------------       ---------------       ---------------          ---------------          ------------      ---------------

  $     556,242       $     1,480,043       $      (262,783)         $     1,199,223          $    695,628      $     1,905,304
     34,561,774             2,857,643          (140,004,810)            (251,762,724)          114,767,114          (17,933,260)

      7,599,330            (4,186,272)          (40,461,402)              64,167,516            (8,184,425)          (3,359,971)
  -------------       ---------------       ---------------          ---------------          ------------      ---------------
     42,717,346               151,414          (180,728,995)            (186,395,985)          107,278,317          (19,387,927)
  -------------       ---------------       ---------------          ---------------          ------------      ---------------

             --              (336,314)                   --                       --                    --             (231,675)
             --                    --                    --                       --                    --                   --
  -------------       ---------------       ---------------          ---------------          ------------      ---------------
             --              (336,314)                   --                       --                    --             (231,675)
  -------------       ---------------       ---------------          ---------------          ------------      ---------------

    715,152,848         1,618,334,363         1,192,335,882            1,817,111,059           842,394,418        1,421,473,399

             --               336,314                    --                       --                    --              231,675
   (707,306,562)       (1,488,874,427)       (1,064,293,885)          (1,417,643,528)         (879,486,177)      (1,259,911,889)
  -------------       ---------------       ---------------          ---------------          ------------      ---------------

      7,846,286           129,796,250           128,041,997              399,467,531           (37,091,759)         161,793,185
  -------------       ---------------       ---------------          ---------------          ------------      ---------------
     50,563,632           129,611,350           (52,686,998)             213,071,546            70,186,558          142,173,583
    129,611,350                    --           213,071,546                       --           142,173,583                   --
  -------------       ---------------       ---------------          ---------------          ------------      ---------------
  $ 180,174,982       $   129,611,350       $   160,384,548          $   213,071,546          $212,360,141      $   142,173,583
  =============       ===============       ===============          ===============          ============      ===============

     11,135,222            27,715,812           109,031,812               82,647,830            14,749,561           27,376,975
             --                 5,878                    --                       --                    --                3,103
  -------------       ---------------       ---------------          ---------------          ------------      ---------------
     11,135,222            27,721,690           109,031,812               82,647,830            14,749,561           27,380,078
    (10,963,153)          (25,576,913)          (97,536,146)             (68,850,248)          (15,295,201)         (24,401,394)
  -------------       ---------------       ---------------          ---------------          ------------      ---------------
        172,069             2,144,777            11,495,666               13,797,582              (545,640)           2,978,684
  =============       ===============       ===============          ===============          ============      ===============

36



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             TITAN 500
                                                          MASTER PORTFOLIO
                                                  ------------------------------
                                                       PERIOD               YEAR
                                                        ENDED              ENDED
                                                     JUNE 30,       DECEMBER 31,
                                                        2002+              2001*
                                                  -----------       ------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .............    $ 32.91           $ 50.00
                                                   ----------        ----------
Net Investment Income (Loss) .....................        .09               .76
Net Realized and Unrealized Gains (Losses)
  on Securities ..................................      (9.12)           (17.21)
                                                   ----------        ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations ......................      (9.03)           (16.45)
DISTRIBUTIONS TO FEEDER FUNDS:
  From Net Investment Income .....................         --              (.03)
  From Return of Capital .........................         --              (.61)
                                                   ----------        ----------
Net Increase (Decrease) in Net Asset  Value ......      (9.03)           (17.09)
                                                   ----------        ----------
NET ASSET VALUE--END OF PERIOD ...................    $ 23.88           $ 32.91
                                                   ==========        ==========
TOTAL INVESTMENT RETURN ..........................   (27.44)%          (33.19)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ...................................    0.94%**             1.19%
Net Expenses .....................................    0.94%**             1.19%
Net Investment Income (Loss) .....................    0.46%**             1.50%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .......................       897%            1,494%
Net Assets,  End of Period (000's omitted) .......    $83,341          $105,454




  +  UNAUDITED
  * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001--TITAN MASTER PORTFOLIO, TEMPEST MASTER PORTFOLIO, VELOCITY MASTER PORTFOLIO AND VENTURE MASTER PORTFOLIO.
 **  ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE TEMPEST MASTER PORTFOLIO AND THE VENTURE MASTER PORTFOLIO TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 37


-----------------------------------------------------------------------------------------------------

         TEMPEST 500                         VELOCITY 100                       VENTURE 100
      MASTER PORTFOLIO                     MASTER PORTFOLIO                   MASTER PORTFOLIO
----------------------------        -----------------------------     -------------------------------
      PERIOD            YEAR             PERIOD              YEAR           PERIOD               YEAR
       ENDED           ENDED              ENDED             ENDED            ENDED              ENDED
    JUNE 30,    DECEMBER 31,           JUNE 30,      DECEMBER 31,         JUNE 30,       DECEMBER 31,
       2002+           2001*              2002+             2001*            2002+              2001*
 -----------    ------------        -----------      ------------     ------------       ------------


     $ 60.43         $ 50.00            $ 15.44           $ 50.00          $ 47.73            $ 50.00
  ----------      ----------         ----------        ----------       ----------         ----------
         .24             .81               (.01)              .09              .29                .45
       17.10           10.00              (9.09)           (34.65)           39.26              (2.51)
  ----------      ----------         ----------        ----------       ----------         ----------

       17.34           10.81              (9.10)           (34.56)           39.55              (2.06)

          --            (.38)                --                --               --               (.21)
          --              --                 --                --               --                 --
  ----------      ----------         ----------        ----------       ----------         ----------
       17.34           10.43              (9.10)           (34.56)           39.55              (2.27)
  ----------      ----------         ----------        ----------       ----------         ----------
     $ 77.77         $ 60.43             $ 6.34           $ 15.44          $ 87.28            $ 47.73
  ==========      ==========         ==========        ==========       ==========         ==========
      28.69%          21.69%           (58.94)%          (69.12)%           82.86%            (4.31)%

     0.94%**           0.91%            0.94%**             0.97%          0.94%**              0.89%
     0.94%**           0.91%            0.94%**             0.97%          0.94%**              0.89%
     0.66%**           1.93%          (0.27)%**             0.74%          0.71%**              2.52%

          --              --               150%              733%               --                 --
    $180,175        $129,611           $160,385          $213,072         $212,360           $142,174


38



NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Dynamic Funds (the "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust consists of four separate Master Portfolios (the "Master Portfolios") and four separate Feeder Funds (the "Feeder Funds") (See Note 3). The Feeder Funds offer two classes of shares, H Class Shares and C Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. The Trust calculates a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time). The NAV is calculated using the current market value of each Feeder Fund's and Master Portfolio's total assets as of the respective time of calculation.

B. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

D. When a Master Portfolio engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Master Portfolio maintains a segregated account of securities as collateral for the short sales. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When a Master Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current

                                                           SEMI-ANNUAL REPORT 39

--------------------------------------------------------------------------------

value of the option written. When an option expires, or if a Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Master Portfolios may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future date and at a specific price. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Master Portfolio may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds are allocated to the classes of the Feeder Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to H Class Shares and service and distribution fees relating to C Class Shares, are charged directly to specific classes.

I. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts, swaps, and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

J. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

40

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2.  FINANCIAL INSTRUMENTS

As part of its investment strategy, the Master Portfolios may utilize a variety of derivative instruments, including options, futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Master Portfolios are required to maintain collateral in various forms. The Master Portfolios use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Master Portfolio.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Master Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Master Portfolio does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, index, or futures contract; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

                                                          SEMI-ANNUAL REPORT  41

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3. MASTER FEEDER ARRANGEMENT

Effective after the close of business on December 31, 2000, the Titan 500 Fund, the Tempest 500 Fund, the Velocity 100 Fund, and the Venture 100 Fund, were reorganized into a 'master-feeder arrangement.' Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds' financial statements. The percentage of Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, and Venture 100 Master Portfolio owned by the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund, respectively, at June 30, 2002, was 100 percent.

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees that are calculated at an annualized rate of nine-tenths of one percent (0.90%) of the average daily net assets of each of the Master Portfolios. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of one-quarter of one percent (0.25%) of the average daily net assets of each of the Feeder Funds. The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets of the Feeder Funds, three-fortieths of one percent (0.075%) on the next $250 million of the average daily net assets of the Feeder Funds, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets of the Feeder Funds, and one-thirty third of one percent (0.03%) on the average daily net assets over $750 million of each of the Feeder Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its H Class Shares that allows the Feeder Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Feeder Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

42

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The Trust has adopted a Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Feeder Funds to pay annual distribution and service fees of 1.00% of the Feeder Funds' average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. Rydex Distributors, Inc. (the "Distributor") retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

The Advisor has voluntarily agreed to maintain the actual Total Operating Expenses of the Dynamic Funds at an "expense cap" of 1.75% for H Class Shares and 2.50% for C Class Shares, respectively. This means that the Advisor will reimburse certain expenses of the Feeder Funds so that expenses do not exceed 1.75% for H Class Shares or 2.50% for C Class Shares, respectively. Because the Advisor's agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Feeder Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of any Feeder Fund and the "expense cap" (before sales charge specifically pertaining to C Class shares is calculated) to recapture any of its prior reimbursements.

Through June 30, 2002, the following amounts have been reimbursed by the Advisor and subsequently recaptured by the Advisor:

                                  TOTAL            TOTAL          REMAINING
                               EXPENSES        EXPENSES            EXPENSES
                             REIMBURSED       RECAPTURED        SUBJECT TO
                             BY ADVISOR       BY ADVISOR          RECAPTURE
                            -----------       ----------         ----------
Titan 500 Fund                 $228,326         $     --           $228,326
Tempest 500 Fund                109,653           32,808             76,845
Velocity 100 Fund               206,235           54,281            151,954
Venture 100 Fund                122,072           29,036             93,036
                               --------         --------           --------
Total                          $666,286         $116,125           $550,161
                               --------         --------           --------
5.  REPURCHASE AGREEMENTS

The Master Portfolio transfers uninvested cash balances into a single joint account, along with uninvested cash of the Rydex Series Funds, a separate Trust, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Master Portfolio's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

                                                           SEMI-ANNUAL REPORT 43

--------------------------------------------------------------------------------

The repurchase agreements that were executed and outstanding on June 30, 2002 are as follows:

COUNTERPARTY                    TERMS OF AGREEMENT    FACE VALUE   MARKET VALUE
------------                    ------------------   -----------   ------------
PaineWebber, Inc. ............  1.85% due 07/01/02  $150,000,000   $150,000,000
Salomon Smith Barney, Inc. ...  1.85% due 07/01/02   150,000,000    150,000,000
U.S. Bank ....................  1.83% due 07/01/02   125,000,000    125,000,000
Lehman Brothers, Inc. ........  1.86% due 07/01/02     4,536,511      4,536,511
                                                                   ------------
                                                                   $429,536,511
                                                                   ============

As of June 30, 2002, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                       RANGE OF RATES     PAR VALUE   MARKET VALUE
-------------                       --------------   -----------   ------------
U.S. Treasury Bonds ..........       6.000%-8.875%  $330,220,193   $384,943,512
U.S. Treasury Notes ..........       3.375%-7.250%     1,245,000      1,363,181
U.S. Treasury Bills ..........                  --    52,240,000     51,896,679
                                                                   ------------
                                                                   $438,203,372
                                                                   ============

6.  SECURITIES TRANSACTIONS

During the period ended June 30, 2002, purchases and sales of investment securities, excluding short-term and temporary cash investments, were: (Unaudited)

                                  TITAN 500   TEMPEST 500   VELOCITY 100   VENTURE 100
                                     MASTER        MASTER         MASTER        MASTER
                                  PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                              -------------   -----------   ------------   -----------
Purchases .................... $915,013,474   $        --   $189,769,188   $        --
Sales ........................ $892,750,850   $        --   $193,501,708   $        --

7. FEDERAL INCOME TAX INFORMATION

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for derivatives, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

44

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS
At June 30, 2002, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                         TAX             TAX            NET
                                           TAX    UNREALIZED      UNREALIZED     UNREALIZED
FUND                                      COST          GAIN          (LOSS)    GAIN (LOSS)
----                             -------------  ------------   -------------   ------------

Titan 500 Fund ................  $ 117,085,434   $        --   $(33,744,770)   $(33,744,770)
Titan 500 Master Portfolio ....     97,059,956            --     (9,204,695)     (9,204,695)
Tempest 500 Fund ..............    131,927,246    48,247,736             --      48,247,736
Tempest 500 Master Portfolio ..    180,191,281            --        (32,818)        (32,818)
Velocity 100 Fund .............    270,123,943            --   (109,739,395)   (109,739,395)
Velocity 100 Master Portfolio .    230,176,849     1,949,427    (26,916,237)    (24,966,810)
Venture 100 Fund ..............    105,828,812   106,531,329             --     106,531,329
Venture 100 Master Portfolio ..    228,048,272            --        (14,000)        (14,000)


POST-OCTOBER LOSSES DEFERRED

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $7,110,988, $6,909,924, $9,834,387,
$16,651,130, $5,459,430, of realized capital losses recognized for federal income tax purposes have been in 2002 for Tempest 500 Fund, Tempest 500 Master Portfolio, Velocity 100 Fund, Venture 100 Fund, Venture 100 Master Portfolio, respectively.

                                                          SEMI-ANNUAL REPORT  45

--------------------------------------------------------------------------------

8.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares.

Transactions in shares for the period ended June 30, 2002 were:

H CLASS:

                                      TITAN 500        TEMPEST 500      VELOCITY 100      VENTURE 100
                                           FUND               FUND              FUND             FUND
                                   ------------        -----------      ------------      -----------
Shares Purchased .................  200,645,519         26,798,941       125,219,771       46,850,499
Purchased through Dividend
  Reinvestment ...................           --                 --                --               --
                                   ------------        -----------      ------------      -----------
Total Purchased ..................  200,645,519         26,798,941       125,219,771       46,850,499
Shares Redeemed .................. (200,532,646)       (26,651,991)     (119,762,399)     (47,393,939)
                                   ------------        -----------      ------------      -----------
Net Shares Purchased (Redeemed) ..      112,873            146,950         5,457,372         (543,440)
                                   ============        ===========      ============      ===========

C CLASS:
                                      TITAN 500        TEMPEST 500      VELOCITY 100      VENTURE 100
                                           FUND               FUND              FUND             FUND
                                   ------------        -----------      ------------      -----------
Shares Purchased .................   10,000,483            916,408         6,343,397        3,309,218
Purchased through Dividend
  Reinvestment ...................           --                 --                --               --
                                   ------------        -----------      ------------      -----------
Total Purchased ..................   10,000,483            916,408         6,343,397        3,309,218
Shares Redeemed                      (9,390,162)          (901,887)       (6,182,717)      (3,287,383)
                                   ------------        -----------      ------------      -----------
Net Shares Purchased (Redeemed) ..      610,321             14,521           160,680           21,835
                                   ============        ===========      ============      ===========

Transactions in shares for the year ended December 31, 2001 were:

H CLASS:
                                      TITAN 500        TEMPEST 500      VELOCITY 100      VENTURE 100
                                           FUND               FUND              FUND             FUND
                                   ------------        -----------      ------------      -----------
Shares Purchased .................  326,292,314         50,323,828       258,031,017       68,326,800
Purchased through Dividend
  Reinvestment ...................           --                 --                --               --
                                   ------------        -----------      ------------      -----------
Total Purchased ..................  326,292,314         50,323,828       258,031,017       68,326,800
Shares Redeemed .................. (322,130,634)       (49,083,515)     (264,299,220)     (66,098,941)
                                   ------------        -----------      ------------      -----------
Net Shares Purchased
  (Redeemed) .....................    4,161,680          1,240,313        (6,268,203)       2,227,859
                                   ============        ===========      ============      ===========

46

--------------------------------------------------------------------------------

C CLASS:

                                  TITAN 500            TEMPEST 500            VELOCITY 100              VENTURE 100
                                       FUND                   FUND                    FUND                     FUND
                             --------------         --------------          --------------           --------------
Shares Purchased ...........     14,237,151              1,966,480               6,434,621                1,384,081
Purchased through Dividend
  Reinvestment .............             --                     --                      --                       --
                             --------------         --------------          --------------           --------------
Total Purchased ............     14,237,151              1,966,480               6,434,621                1,384,081
Shares Redeemed ............    (13,637,770)            (1,948,368)             (5,959,161)              (1,265,162)
                             --------------         --------------          --------------           --------------
Net Shares Purchased
  (Redeemed) ...............        599,381                 18,112                 475,460                  118,919
                             ==============         ==============          ==============           ==============

Transactions in dollars for the period ended June 30, 2002 were:

H CLASS:
                                  TITAN 500            TEMPEST 500            VELOCITY 100              VENTURE 100
                                       FUND                   FUND                    FUND                     FUND
                             --------------         --------------         ---------------           --------------
Shares Purchased ........... $2,443,536,595         $1,953,964,639          $2,788,149,211           $2,788,973,467
Purchased through Dividend
  Reinvestment .............             --                     --                      --                       --
                             --------------         --------------          --------------           --------------
Total Purchased ............  2,443,536,595          1,953,964,639           2,788,149,211            2,788,973,467
Shares Redeemed              (2,423,697,495)        (1,946,844,522)         (2,660,954,057)          (2,828,917,712)
                             --------------         --------------          --------------           --------------
Net Change ................. $   19,839,100         $    7,120,117          $  127,195,154           $  (39,944,245)
                             ==============         ==============          ==============           ==============
C CLASS:
                                  TITAN 500            TEMPEST 500            VELOCITY 100              VENTURE 100
                                       FUND                   FUND                    FUND                     FUND
                             --------------         --------------          --------------           --------------
Shares Purchased ........... $  120,628,431         $   66,884,940          $  148,184,352             $191,283,656
Purchased through Dividend
  Reinvestment .............             --                     --                      --                       --
                             --------------         --------------          --------------           --------------
Total Purchased ............    120,628,431             66,884,940             148,184,352              191,283,656
Shares Redeemed ............   (111,295,213)           (65,378,026)           (146,177,293)            (187,558,384)
                             --------------         --------------          --------------           --------------
Net Change ................. $    9,333,218         $    1,506,914          $    2,007,059           $    3,725,272
                             ==============         ==============          ==============           ==============

                                                           SEMI-ANNUAL REPORT 47

--------------------------------------------------------------------------------

Transactions in dollars for the year ended December 31, 2001 were:

H CLASS:

                                  TITAN 500            TEMPEST 500            VELOCITY 100              VENTURE 100
                                       FUND                   FUND                    FUND                     FUND
                             --------------        ---------------          --------------           --------------
Shares Purchased ..........  $5,014,370,729        $ 3,360,133,413          $4,207,770,254           $3,681,941,131
Purchased through Dividend
  Reinvestment ............              --                     --                      --                       --
                             --------------        ---------------          --------------           --------------
Total Purchased ...........   5,014,370,729          3,360,133,413           4,207,770,254            3,681,941,131
Shares Redeemed ...........  (4,946,677,419)        (3,267,651,107)         (3,963,161,971)          (3,555,124,756)
                             --------------        ---------------          --------------           --------------
Net Change ................  $   67,693,310        $    92,482,306          $  244,608,283           $  126,816,375
                             ==============        ===============          ==============           ==============
C CLASS:
                                  TITAN 500            TEMPEST 500            VELOCITY 100              VENTURE 100
                                       FUND                   FUND                    FUND                     FUND
                             --------------        ---------------          --------------           --------------
Shares Purchased ..........  $  196,313,771        $   136,981,135          $  152,738,633           $   79,540,415
Purchased through Dividend
  Reinvestment ............              --                     --                      --                       --
                             --------------        ---------------          --------------           --------------
Total Purchased ...........     196,313,771            136,981,135             152,738,633               79,540,415
Shares Redeemed ...........    (185,552,725)          (135,427,575)           (127,084,372)             (73,113,260)
                             --------------        ---------------          --------------           --------------
Net Change ................  $   10,761,046        $     1,553,560          $   25,654,261           $    6,427,155
                             ==============        ===============          ==============           ==============

9.  NET ASSETS
At June 30, 2002 net assets consisted of:

                                      TITAN              TITAN 500                 TEMPEST                  TEMPEST
                                        500                 MASTER                     500               500 MASTER
                                       FUND              PORTFOLIO                    FUND                PORTFOLIO
                              -------------          -------------           -------------            -------------
Paid-In-Capital ............   $171,985,695           $195,911,957            $138,280,411             $145,996,967
Undistributed Net Investment
  Income (Loss) ............       (566,568)               297,951                (692,825)                 556,242
Accumulated Net Realized
  Gain (Loss) on
  Investments ..............    (85,039,113)          (113,737,116)            (11,151,238)              29,658,187
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Equity Index Swaps,
  Options and Futures
  Contracts ................     (3,105,860)               867,872              53,683,684                3,963,586
                               ------------           ------------            ------------             ------------
Net Assets .................   $ 83,274,154           $ 83,340,664            $180,120,032             $180,174,982
                               ============           ============            ============             ============

48

--------------------------------------------------------------------------------

                                                      VELOCITY 100                                      VENTURE 100
                               VELOCITY 100                 MASTER             VENTURE 100                   MASTER
                                       FUND              PORTFOLIO                    FUND                PORTFOLIO
                              -------------           ------------            ------------             ------------
Paid-In-Capital ............   $528,297,774           $471,444,471            $125,443,417             $111,914,507
Undistributed Net Investment
  Income (Loss) ............       (807,490)              (262,783)               (801,795)                 695,628
Accumulated Net Realized
  Gain (Loss)
  on Investments ...........   (354,481,290)          (295,166,501)            (26,929,250)             108,683,068
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Equity Index Swaps,
  Options and Futures
  Contracts ................    (12,643,702)           (15,630,639)            114,587,965               (8,933,062)
                               ------------           ------------            ------------             ------------
Net Assets .................   $160,365,292           $160,384,548            $212,300,337             $212,360,141
                               ============           ============            ============             ============

10.  PORTFOLIO SECURITIES LOANED

As of June 30, 2002 the following funds participated in securities lending and received cash collateral:

FUND                          CASH COLLATERAL       VALUE OF SECURITY LOANED
----                          ---------------        ------------------------
Rydex Dynamic Titan 500
  Master Portfolio              $ 9,392,778                $ 9,029,447
Rydex Dynamic Velocity
  100 Master Portfolio          $26,278,642                $25,252,942

                                                           SEMI-ANNUAL REPORT 49



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A FAMILY OF FUNDS DESIGNED EXCLUSIVELY

FOR FINANCIAL PROFESSIONALS AND

SOPHISTICATED INVESTORS
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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY RYDEX DISTRIBUTORS, INC.





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